CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of detailed information about number and weighted average exercise prices of share options [Table Text Block]
		Weighted Average
	Number	Exercise Price
Balance as at December 31, 2017	5,247,500	$1.10
Granted	1,810,000	1.32
Exercised	(192,500)	0.97
Forfeited	(90,000)	1.11
Balance as at December 31, 2018	6,775,000	$1.16
Granted	1,740,000	1.71
Exercised	(1,790,300)	1.18
Forfeited	(10,000)	1.45
Balance as at December 31, 2019	6,714,700	1.30
Number of options exercisable as at December 31, 2019	6,697,200	$1.30

Disclosure of detailed information about exercise prices of outstanding share options [Table Text Block]
Date Granted	Number of Options	Exercisable	Exercise Price $	Expiry Date
June 8, 2015	915,000	915,000	0.66	June 8, 2020
October 18, 2016	1,147,700	1,147,700	1.30	October 18, 2021
August 28, 2017	1,315,000	1,315,000	1.20	August 28, 2022
July 20, 2018	1,537,000	1,537,000	1.30	July 20, 2023
September 20, 2018	75,000	75,000	1.42	September 20, 2023
November 28, 2018	15,000	15,000	1.57	November 28, 2023
December 14,2018	20,000	20,000	1.42	December 14, 2023
June 6, 2019*	1,530,000	1,512,500	1.70	June 6, 2024
September 30, 2019	100,000	100,000	1.77	September 30, 2024
November 18, 2019	60,000	60,000	1.80	November 18, 2024
Total	6,714,700	6,697,200

* Includes options granted for investor relations services that vest 25% every 4 months from the date of grant.

Disclosure of detailed information about restricted share units [Table Text Block]
Number
Balance as at December 31, 2017	312,500
Granted	312,500
Balance as at December 31, 2018	625,000
Granted	333,500
Balance as at December 31, 2019	958,500

Disclosure of detailed information about restricted share units outstanding [Table Text Block]
Evaluation Date	December 31, 2018	Granted	Vested	Expired/Cancelled	December 31, 2019
December 31, 2019 *	312,500	-	-	-	312,500
December 31, 2020	312,500	-	-	-	312,500
December 31, 2021	-	312,500	-	-	312,500
November 18, 2022	-	21,000	-	-	21,000
Total	625,000	333,500	-	-	958,500

* The number of RSU's that will be redeemed is based on the achievement of performance criteria as evaluated by the Compensation Committee. As at December 31, 2019, the RSU’s with an evaluation date of December 31, 2019 have not yet been determined to have vested or expired.

Disclosure of detailed information about share-based payment arrangements [Table Text Block]
	General and Administrative	Project and Royalty
Year ended December 31, 2019	Expenses	Generation Costs	Total
Fair value of stock options vested	$832	$844	$1,676
RSU's vested	157	-	157
Share based compensation	179	228	407
Share based compensation settled in cash	77	106	183
	$1,245	$1,178	$2,423

	General and
	Administrative	Exploration
Year ended December 31, 2018	Expenses	Expenditures	Total
Shares issued for services	$100	$167	$267
RSU's vested	164	-	164
Fair value of stock options granted	768	622	1,390
	$1,032	$789	$1,821

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	Year ended	Year ended
	December 31, 2019	December 31, 2018
Risk free interest rate	1.34%	2.09%
Expected life (years)	5	5
Expected volatility	67.60%	69.93%
Dividend yield	-	-

Disclosure of detailed information about warrants, activity [Table Text Block]
		Weighted Average
	Number	Exercise Price
Balance as at December 31, 2017 and 2018	2,623,306	$2.00
Expired	(2,623,306)	2.00
Balance as at December 31, 2019	-	$-